Note 5 - Concentration of Credit Risk (Details Textual) Pure in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers	0	0	0	0